Earnings per share (Tables)	6 Months Ended
Dec. 31, 2023
Text block [abstract]
Summary of earnings per share

	Consolidated December 2023 $	Consolidated December 2022 $
Loss after income tax attributable to the owners of Kazia Therapeutics Limited	(8,823,513)	(13,586,027)

	Number	Number
Weighted average number of ordinary shares used in calculating basic earnings per share	239,779,384	145,661,097

Weighted average number of ordinary shares used in calculating diluted earnings per share	239,779,384	145,661,097

	Cents	Cents
Basic earnings per share	(3.680)	(9.327)
Diluted earnings per share	(3.680)	(9.327)